Risk Management and Report (Details) - Schedule of Net Loss, Gross Loss and Recoveries Due to Operational Risk Events - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lost Gross [Member]
Risk Management and Report (Details) - Schedule of Net Loss, Gross Loss and Recoveries Due to Operational Risk Events [Line Items]
Internal fraud	$ 222	$ 77
External fraud	26,969	16,197
Work practices and safety in the business position	3,034	1,391
Customers, products and business practices	1,169	1,082
Damage to physical assets	1,208	527
Business interruption and system failures	951	175
Execution, delivery and process management	3,182	4,691
Total	36,735	24,140
Recoveries [Member]
Risk Management and Report (Details) - Schedule of Net Loss, Gross Loss and Recoveries Due to Operational Risk Events [Line Items]
Internal fraud	(14)	(7)
External fraud	(8,918)	(5,806)
Work practices and safety in the business position		(3)
Customers, products and business practices
Damage to physical assets	(161)	(3)
Business interruption and system failures
Execution, delivery and process management	(609)	(425)
Total	(9,702)	(6,244)
Lost Net [Member]
Risk Management and Report (Details) - Schedule of Net Loss, Gross Loss and Recoveries Due to Operational Risk Events [Line Items]
Internal fraud	208	70
External fraud	18,051	10,391
Work practices and safety in the business position	3,034	1,388
Customers, products and business practices	1,169	1,082
Damage to physical assets	1,047	524
Business interruption and system failures	951	175
Execution, delivery and process management	2,573	4,266
Total	$ 27,033	$ 17,896